Current and long-term debt - K-sure credit facility (Details) - USD ($)	2 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2014
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,910,315,000	$ 2,767,193,000
K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 458,300,000.0
Debt outstanding			$ 239,919,000
Repayments	$ 13,000,000	239,900,000
Write-offs of deferred financing fees related to repayment of debt		$ 5,900,000
K-Sure Credit Facility- K-Sure Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 358,300,000.0
Percentage of borrowings covered				95.00%
K-Sure Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 100,000,000.0